REVENUE AND OTHER OPERATING INCOME (Tables)	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
Schedule of Lease and Non-Lease Components of Revenue
The lease and non-lease components of our revenues in the year ended December 31, 2025 were as follows:

(in thousands of $)	Lease	Non-lease	Total
Voyage charter revenues	974,557	908,225	1,882,782
Time charter revenues	53,181	18,985	72,166
Administrative income	—	10,156	10,156
Total revenues	1,027,738	937,366	1,965,104

The lease and non-lease components of our revenues in the year ended December 31, 2024 were as follows:

(in thousands of $)	Lease	Non-lease	Total
Voyage charter revenues	1,029,163	925,872	1,955,035
Time charter revenues	64,359	20,714	85,073
Administrative income	—	10,277	10,277
Total revenues	1,093,522	956,863	2,050,385

The lease and non-lease components of our revenues in the year ended December 31, 2023 were as follows:

(in thousands of $)	Lease	Non-lease	Total
Voyage charter revenues	982,818	740,399	1,723,217
Time charter revenues	49,870	13,901	63,771
Administrative income	—	15,196	15,196
Total revenues	1,032,688	769,496	1,802,184

Schedule of Contract Assets
Assets from contracts with customers (excluding amounts in relation to lease components) as of December 31, 2025 and 2024 are presented within the statements of financial position as follows:

(in thousands of $)	2025	2024
Voyages in progress	67,305	46,772
Trade accounts receivable	58,929	54,892
Related party receivables	11,119	6,522
Other current assets	3,250	4,572
Total	140,603	112,758

Schedule of Other Operating Income
Other operating income in the years ended December 31, 2025, 2024 and 2023 was as follows:

(in thousands of $)	2025	2024	2023
Gain on sale of vessels	5,929	112,079	21,959
Gain on pool arrangements	—	—	1,683
Gain on settlement of claims	—	—	397
Other gains	140	42	41
Total	6,069	112,121	24,080

Schedule of Minimum Future Revenue Receivable under Fixed Rate Contracts
The minimum future revenues to be received under these contracts as of December 31, 2025 were as follows:

(in thousands of $)
2026	38,619
2027	11,348
Total minimum lease payments	49,967

The minimum future revenues to be received under these contracts as of December 31, 2024 were as follows:

(in thousands of $)
2025	60,562
2026	30,975
2027	11,348
Total minimum lease payments	102,885